Mandatory convertible debentures, Summary (Q1) (Details)				1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 28, 2024 shares	Oct. 09, 2024 $ / shares shares	Jan. 12, 2024 USD ($)	Oct. 31, 2024 USD ($) shares	Oct. 31, 2024 USD ($) shares	Jul. 31, 2024 USD ($) shares	Aug. 01, 2024 shares	Jan. 12, 2024 $ / shares	Jan. 12, 2024 USD ($) $ / shares
Mandatory convertible debentures [Abstract]
Shares issued upon conversion of convertible debt (in shares)	146,786				146,786
Warrants outstanding (in shares)				7,381,668	7,381,668	8,689,018	707,350
Mandatory Convertible Debentures [Member] | Devvio Inc. [Member]
Mandatory convertible debentures [Abstract]
Volume weighted average trading price period					30 days	30 days
Percentage of premium on 30-day VWAP of convertible debentures		20.00%
Warrants expire term after conversion date				2 years	2 years	2 years
Estimated fair value of convertible debentures | $			$ 100,000			$ 100,000
Change in fair value of mandatory convertible debentures | $					$ (70,500)	27,500
Conversion of debentures | $				$ (57,000)	$ (57,000)
Shares issued upon conversion of convertible debt (in shares)				146,786
Warrants outstanding (in shares)				73,393	73,393
Transaction costs | $					$ 7,545	$ 7,545
Mandatory Convertible Debentures [Member] | Minimum [Member] | Devvio Inc. [Member]
Mandatory convertible debentures [Abstract]
Conversion price (in dollars per share) | $ / shares		$ 1.03
Mandatory Convertible Debentures [Member] | De-SPAC transaction [Member] | Devvio Inc. [Member]
Mandatory convertible debentures [Abstract]
Principal amount | $									$ 100,000
Convertible debt interest rate									15.00%
De-SPAC transaction period					270 days	270 days
Share purchase warrant (in shares)		0.50
SVS [Member] | Mandatory Convertible Debentures [Member] | De-SPAC transaction [Member] | Devvio Inc. [Member]
Mandatory convertible debentures [Abstract]
Number of shares issued upon conversion of convertible units (in shares)		1
SVS [Member] | Mandatory Convertible Debentures [Member] | De-SPAC transaction [Member] | Minimum [Member] | Devvio Inc. [Member]
Mandatory convertible debentures [Abstract]
Conversion price (in dollars per share) | (per share)								$ 1.03	$ 7.65